Document And Entity Information	6 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0002000640
Document Type	S-1
Entity Registrant Name	DAMON INC.
Entity Incorporation, State or Country Code	A1
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false